Pay vs Performance Disclosure		12 Months Ended
		Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As discussed in our Compensation Disclosure and Analysis, our executive compensation program is designed to reflect a strong focus on pay-for-performance to align our executives’ interests with those of our shareholders. As required by Item 402(v) of Regulation S-K, we are providing information about the relationship between executive “compensation actually paid” (CAP) computed in accordance with Item 402(v) of Regulation S-K and certain financial performance metrics of the Company.

The Committee considered the following pay versus performance disclosure in making its pay decisions for Fiscal 2024.

Tabular List of Performance Measures

While we utilize several performance measures to align executive compensation with our performance, not all of these measures are presented in the Pay Versus Performance table shown below.

We consider achievements related to the following metrics to be the most important links between performance and the compensation paid to our named executive officers for the most recently completed fiscal year:

Revenue	Operating Expenses	Gross Margin	Stock Price

			Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs[3] ($)	Value of Initial Fixed $100 Investment Based on:
Fiscal Year[1]	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO[2] ($)			Company TSR[4] ($)	Peer Group TSR[5] ($)	Net Income ($) (in thousands)	Stock Price[6] ($)
2024	890,261	605,312	527,429	355,588	18	264	(41,286)	.60
2023	1,635,508	613,584	698,916	469,781	37	252	(18,368)	1.15
2022	2,526,902	(2,063,248)	1,437,464	467,884	73	269	38,355	2.27
2021	2,989,619	9,101,583	919,011	2,232,959	255	191	(35,459)	8.33
[1]

Mr. Lerner served as our Chief Executive Officer and our principal executive officer (PEO) through the entire reporting period. The named executive officers included in the non-PEO named executive officer (NEO) average for each year are as follows:

•     Fiscal 2024: Kenneth P. Gianella, Brian E. Cabrera, Laura A. Nash, Henk Jan Spanjaard, and John Hurley

•     Fiscal year 2023: Kenneth P. Gianella, Brian E. Cabrera, John Hurley, Lewis W. Moorehead, and J. Michael Dodson

•     Fiscal year 2022: J. Michael Dodson, Brian E. Cabrera, John Hurley, and Lewis W. Moorehead

•     Fiscal year 2021: J. Michael Dodson, Regan J. MacPherson, Elizabeth P. King, and Lewis W. Moorehead

[2]	See Table A for the explanation of adjustments to the Summary Compensation Table totals to derive CAP for Mr. Lerner as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Lerner during the applicable year.
[3]	See Table B for the explanation of adjustments to the Summary Compensation Table totals to derive the average CAP for our non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K.
[4]	Represents the Company’s common stock cumulative total shareholder return (TSR) on a fixed investment of $100 over the fiscal year starting from the market close on the last trading day of fiscal year 2020 (March 31, 2020) through the end of each applicable fiscal year in the table.
[5]	Represents the cumulative TSR of the S&P 500 Technology Hardware & Peripherals Index on a fixed investment of $100 over the fiscal year starting from the market close on the last trading day of fiscal year 2020 through the end of each applicable fiscal year in the table.
[6]	In Fiscal 2024 the Committee determined that the Company’s common stock price continues to be viewed as a key metric of our business performance and aligned with long term shareholder value creation. Values listed reflect the Company’s common stock price at market close on March 31 of each fiscal year, or the last day immediately before March 31 that was an open trading day.

Table A
	PEO
			Fiscal 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
	Summary Compensation Table – Total Compensation	(a)	890,261	$1,635,508	$2,526,902	$2,989,619
-	(Minus) Grant Date Fair Value of Equity Awards Granted in Fiscal year	(b)	$(186,000)	$(953,194)	$(1,939,820)	$(2,013,600)
+	Plus Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	(c)	$124,000	$768,870	$718,000	$4,652,000
+/-	Plus (Minus) Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(d)	$(222,949)	$(584,266)	$(2,100,796)	$2,418,732
+/-	Plus (Minus) Change in Fair Value as of Vesting Date for Which Application Vesting Conditions Were Satisfied During Fiscal year	(e)	-	$(253,333)	$(1,267,534)	$1,054,832
-	(Minus) Fair Value as of Prior Fiscal Year End That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(f)	-	-	-	-
=	Compensation Actually Paid		$605,312	$613,584	$(2,063,248)	$9,101,583
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)	Represents the aggregate grant date fair value of the stock awards and option awards granted to the PEO during the indicated fiscal year, computed in accordance with FASB ASC 718.
(c)	Represents the aggregate fair value as of the indicated fiscal year-end of the PEO's outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
(d)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)	Represents the aggregate fair value as of the last day of the prior fiscal year of the PEO's stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Table B
	NEO Average
			Fiscal 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
	Summary Compensation Table – Total Compensation	(a)	$527,419	$698,916	$1,437,464	$919,011
-	(Minus) Grant Date Fair Value of Equity Awards Granted in Fiscal year	(b)	$(110,213)	$(310,778)	$(684,225)	$(420,535)
+	Plus Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	(c)	$19,807	$238,218	$332,569	$966,038
+/-	Plus (Minus) Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(d)	$(81,425)	$(100,083)	$(475,494)	$526,285
+/-	Plus (Minus) Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal years for Which Application Vesting Conditions Were Satisfied During Fiscal year	(e)	-	$(56,493)	$(142,429)	$242,161
-	(Minus) Fair Value as of Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(f)	-	-	-	-
=	Compensation Actually Paid		$355,588	$469,781	$467,884	$2,232,959
(a)	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.
(b)	Represents the average aggregate grant date fair value of the stock awards and option awards granted to the reported NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718.
(c)	Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
(d)	Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the reported NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)	Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)	Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Company Selected Measure Name		stock price
PEO Total Compensation Amount	[1],[2]	$ 890,261	$ 1,635,508	$ 2,526,902	$ 2,989,619
PEO Total Compensation Amount	[1],[3]	$ 605,312	613,584	(2,063,248)	9,101,583
Adjustment To PEO Compensation, Footnote [Text Block]

Table A
	PEO
			Fiscal 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
	Summary Compensation Table – Total Compensation	(a)	890,261	$1,635,508	$2,526,902	$2,989,619
-	(Minus) Grant Date Fair Value of Equity Awards Granted in Fiscal year	(b)	$(186,000)	$(953,194)	$(1,939,820)	$(2,013,600)
+	Plus Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	(c)	$124,000	$768,870	$718,000	$4,652,000
+/-	Plus (Minus) Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(d)	$(222,949)	$(584,266)	$(2,100,796)	$2,418,732
+/-	Plus (Minus) Change in Fair Value as of Vesting Date for Which Application Vesting Conditions Were Satisfied During Fiscal year	(e)	-	$(253,333)	$(1,267,534)	$1,054,832
-	(Minus) Fair Value as of Prior Fiscal Year End That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(f)	-	-	-	-
=	Compensation Actually Paid		$605,312	$613,584	$(2,063,248)	$9,101,583
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)	Represents the aggregate grant date fair value of the stock awards and option awards granted to the PEO during the indicated fiscal year, computed in accordance with FASB ASC 718.
(c)	Represents the aggregate fair value as of the indicated fiscal year-end of the PEO's outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
(d)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)	Represents the aggregate fair value as of the last day of the prior fiscal year of the PEO's stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Non-PEO NEO Average Total Compensation Amount	[1],[4]	$ 527,429	698,916	1,437,464	919,011
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[5]	$ 355,588	469,781	467,884	2,232,959
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Table B
	NEO Average
			Fiscal 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
	Summary Compensation Table – Total Compensation	(a)	$527,419	$698,916	$1,437,464	$919,011
-	(Minus) Grant Date Fair Value of Equity Awards Granted in Fiscal year	(b)	$(110,213)	$(310,778)	$(684,225)	$(420,535)
+	Plus Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	(c)	$19,807	$238,218	$332,569	$966,038
+/-	Plus (Minus) Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(d)	$(81,425)	$(100,083)	$(475,494)	$526,285
+/-	Plus (Minus) Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal years for Which Application Vesting Conditions Were Satisfied During Fiscal year	(e)	-	$(56,493)	$(142,429)	$242,161
-	(Minus) Fair Value as of Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(f)	-	-	-	-
=	Compensation Actually Paid		$355,588	$469,781	$467,884	$2,232,959
(a)	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.
(b)	Represents the average aggregate grant date fair value of the stock awards and option awards granted to the reported NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718.
(c)	Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
(d)	Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the reported NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)	Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)	Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Actual Compensation Paid vs. Total Shareholder Return	Actual Compensation Paid vs. Stock Price	Actual Compensation Paid vs. Net Income

Compensation Actually Paid vs. Net Income [Text Block]
Actual Compensation Paid vs. Total Shareholder Return	Actual Compensation Paid vs. Stock Price	Actual Compensation Paid vs. Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Actual Compensation Paid vs. Total Shareholder Return	Actual Compensation Paid vs. Stock Price	Actual Compensation Paid vs. Net Income

Tabular List [Table Text Block]

Tabular List of Performance Measures

While we utilize several performance measures to align executive compensation with our performance, not all of these measures are presented in the Pay Versus Performance table shown below.

We consider achievements related to the following metrics to be the most important links between performance and the compensation paid to our named executive officers for the most recently completed fiscal year:

Revenue	Operating Expenses	Gross Margin	Stock Price

PEO Total Compensation Amount	[1],[6]	$ 18	37	73	255
Peer Group Total Shareholder Return Amount	[1],[7]	264	252	269	191
Net Income (Loss)	[1]	$ (41,286,000)	$ (18,368,000)	$ 38,355,000	$ (35,459,000)
Company Selected Measure Amount	[1],[8]	0.60	1.15	2.27	8.33
PEO [Member] | Grant Date Fair Value Of Equity Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	$ (186,000)	$ (953,194)	$ (1,939,820)	$ (2,013,600)
PEO [Member] | Plus Fair Value At Fiscal Year End Of Outstanding And Unvested Equity Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	124,000	768,870	718,000	4,652,000
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Equity Awards Grantedin Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	(222,949)	(584,266)	(2,100,796)	2,418,732
PEO [Member] | Change In Fair Value As Of Vesting Date For Which Application Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]		(253,333)	(1,267,534)	1,054,832
PEO [Member] | Fair Value As Of Prior Fiscal Year End That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[13]
PEO [Member] | Mr Lerner [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Lerner
Non-PEO NEO [Member] | Grant Date Fair Value Of Equity Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[14]	$ (110,213)	(310,778)	(684,225)	(420,535)
Non-PEO NEO [Member] | Plus Fair Value At Fiscal Year End Of Outstanding And Unvested Equity Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[15]	19,807	238,218	332,569	966,038
Non-PEO NEO [Member] | Plus Minus Change In Fair Value Of Outstanding And Unvested Equity Awards Plus Minus Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Fiscal Yearsd 100083 Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[16]	(81,425)	(100,083)	(475,494)	526,285
Non-PEO NEO [Member] | Plus Minus Change In Fair Value As Of Vesting Date Of Equity Awards Granted In Prior Fiscal Years For Which Application Vesting Conditions Were Satisfied During Fiscalyear [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[17]		(56,493)	(142,429)	242,161
Non-PEO NEO [Member] | Minus Fair Value As Of Prior Fiscal Year End Of Equity Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[18]
Non-PEO NEO [Member] | Kenneth P Gianella [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Kenneth P. Gianella	Kenneth P. Gianella
Non-PEO NEO [Member] | Brian E Cabrera [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Brian E. Cabrera	Brian E. Cabrera	Brian E. Cabrera
Non-PEO NEO [Member] | Laura A Nash [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Laura A. Nash
Non-PEO NEO [Member] | Henk Jan Spanjaard [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Henk Jan Spanjaard
Non-PEO NEO [Member] | John Hurley [Member]
Pay vs Performance Disclosure [Table]
PEO Name		John Hurley	John Hurley	John Hurley
Non-PEO NEO [Member] | Lewis W Moorehead [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Lewis W. Moorehead	Lewis W. Moorehead	Lewis W. Moorehead
Non-PEO NEO [Member] | J Michael Dodson [Member]
Pay vs Performance Disclosure [Table]
PEO Name			J. Michael Dodson	J. Michael Dodson	J. Michael Dodson
Non-PEO NEO [Member] | Regan J Mac Pherson [Member]
Pay vs Performance Disclosure [Table]
PEO Name					Regan J. MacPherson
Non-PEO NEO [Member] | Elizabeth P King [Member]
Pay vs Performance Disclosure [Table]
PEO Name					Elizabeth P. King
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Operating Expenses
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Gross Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Stock Price

[1]	Mr. Lerner
[2]	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
[3]	See Table A for the explanation of adjustments to the Summary Compensation Table totals to derive CAP for Mr. Lerner as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Lerner during the applicable year.
[4]	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.
[5]	See Table B for the explanation of adjustments to the Summary Compensation Table totals to derive the average CAP for our non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K.
[6]	Represents the Company’s common stock cumulative total shareholder return (TSR) on a fixed investment of $100 over the fiscal year starting from the market close on the last trading day of fiscal year 2020 (March 31, 2020) through the end of each applicable fiscal year in the table.
[7]	Represents the cumulative TSR of the S&P 500 Technology Hardware & Peripherals Index on a fixed investment of $100 over the fiscal year starting from the market close on the last trading day of fiscal year 2020 through the end of each applicable fiscal year in the table.
[8]	In Fiscal 2024 the Committee determined that the Company’s common stock price continues to be viewed as a key metric of our business performance and aligned with long term shareholder value creation. Values listed reflect the Company’s common stock price at market close on March 31 of each fiscal year, or the last day immediately before March 31 that was an open trading day.
[9]	Represents the aggregate grant date fair value of the stock awards and option awards granted to the PEO during the indicated fiscal year, computed in accordance with FASB ASC 718.
[10]	Represents the aggregate fair value as of the indicated fiscal year-end of the PEO's outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
[11]	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
[12]	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[13]	Represents the aggregate fair value as of the last day of the prior fiscal year of the PEO's stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.
[14]	Represents the average aggregate grant date fair value of the stock awards and option awards granted to the reported NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718.
[15]	Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
[16]	Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the reported NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
[17]	Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[18]	Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.